Non-current and current financial debts (Tables)	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Schedule of financial debts
The below table summarizes non-current and current Financial debts outstanding as of December 31, 2021 and 2020.

($ millions)	2021	2020
Non-current financial debts
Facility B	796	794
Facility C	395	429
Local facilities (Japan)	47	—
Series 2026 notes	496	496
Series 2029 notes	993	992
Series 2030 notes	745	744
Series 2049 notes	494	494
Revolving facility	—	—
Total non-current financial debts	3,966	3,949

Current financial debts
Local facilities:
Japan	84	101
All others	17	49
Other short-term financial debts	6	12
Derivatives	7	7
Total current financial debts	114	169
Total financial debts	4,080	4,118

Maturity of contractual undiscounted cash flows for borrowings	The contractual maturities of the undiscounted lease liabilities as of December 31, 2021 and 2020, are as follows:

	Lease liabilities undiscounted
($ millions)	2021	2020
Not later than one year	80	82
Between one and five years	197	203
Later than five years	237	203
Total lease liabilities undiscounted	514	488

	Lease liabilities
($ millions)	2021	2020
Not later than one year	67	70
Between one and five years	157	168
Later than five years	182	147
Total lease liabilities	406	385
The following table provides details on the maturity of the contractual undiscounted cash flows for Alcon's borrowings as of December 31, 2021 and 2020:

	2021			2020
($ millions)	Nominal amount - Current and non-current financial debt	Derivatives	Total	Nominal amount - Current and non-current financial debt	Derivatives	Total
Not later than one year	107	7	114	162	7	169
Between one and five years	1,743	—	1,743	1,231	—	1,231
Later than five years	2,250	—	2,250	2,750	—	2,750
Total contractual undiscounted cash flows	4,100	7	4,107	4,143	7	4,150
Unamortized debt discount and issuance costs	(27)	—	(27)	(32)	—	(32)
Total carrying value	4,073	7	4,080	4,111	7	4,118

The following table provides details on the maturity of the future contractual interest payments commitments as of December 31, 2021 and 2020:

($ millions)	2021	2020
Not later than one year	94	96
Between one and five years	340	357
Later than five years	583	687
Total cash flows	1,017	1,140